Geographic Information (Tables)	12 Months Ended
Dec. 31, 2024
Geographical Areas [Abstract]
Disclosure Of Geographical Areas, Revenue from External Customers and Non-Current Assets
The following tables show the breakdown of Polestar Group’s revenue from external customers and non-current assets (PPE, vehicles under operating leases, and intangibles and goodwill) by geographical location where the Polestar company recognizing the revenue is located:

	For the year ended December 31,
Revenue	2024	2023	2022
United Kingdom	401,790	529,372	338,042
Sweden	353,590	272,891	358,607
USA	219,888	388,080	515,711
Germany	156,361	242,923	287,010
Belgium	123,254	111,829	88,823
Norway	112,958	92,688	231,310
Netherlands	99,848	98,351	111,316
Denmark	91,375	95,234	67,836
Canada	77,023	129,209	84,220
China	74,373	26,216	39,203
Australia	61,691	103,288	64,547
Finland	46,215	45,567	42,236
Switzerland	43,259	42,611	37,855
Austria	35,583	33,898	27,604
Korea	32,279	59,809	118,108
Spain	29,501	21,594	4,927

Italy	16,988	35,244	1,067
Other regions[1]	58,285	39,281	22,396
Total	$2,034,261	$2,368,085	$2,440,818
1 - Revenue: Other regions primarily consist of Portugal, Luxembourg, Ireland and Singapore for the year ended December 31, 2024, Spain, Ireland and Portugal for the year ended December 31, 2023, and Singapore for the year ended December 31, 2022.

	As of December 31,
Non-current assets[1]	2024	2023
Sweden	1,015,649	1,305,295
China	417,070	549,531
USA	84,211	5,017
United Kingdom	63,738	32,342
Other regions[2]	54,061	72,784
Total	$1,634,729	$1,964,969
1 - Non-current assets: excludes Deferred tax assets, Other non-current assets and Other investments.
2 - Other regions primarily consist of Germany, Australia and Belgium in 2024 and Switzerland, Australia, Germany and Belgium in 2023. In the annual report of 2023, Germany was disclosed separately but is now aggregated into Other regions